Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of December 31, 2023 and 2022 are as follows:

	Balance as of December 31,
Item	2023	2022
Trade accounts payables	77,266	84,465
Accruals on Spanish market prices differences (Note 17)	12,475	11,936
Down payments from clients and other deferred income	16,905	11,169
Other accounts payables	35,067	32,660
Total	141,713	140,230